OTHER DEFERRED LIABILITIES - Schedule of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	$ 11,334
Amount representing implicit interest at 15.28%	(5,613)
Total lease obligation at December 31, 2018	$ 5,721
Implicit interest rate	15.28%
2019
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	$ 1,317
2020
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,240
2021
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,164
2022
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,088
2023
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	1,011
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Total lease payments	$ 5,514